Long-term debt (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding principal	$ 399,134	$ 421,464
Total debt	393,295	414,589
Less: Current portion of long-term debt	(57,031)	(59,119)
Long-term debt	336,264	355,470
Lampung facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost	(2,426)	(2,999)
$385 million facility [Member]
Debt Instrument [Line Items]
Unamortized debt issuance cost	(3,413)	(3,876)
Export credit tranche | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	71,880	79,324
Export credit tranche | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	41,167	44,500
FSRU tranche [Member] | Lampung facility [Member]
Debt Instrument [Line Items]
Outstanding principal	16,548	18,635
Commercial tranche | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	221,239	230,705
Revolving credit facility | $385 million facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 48,300	$ 48,300